SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details)	12 Months Ended
Dec. 31, 2022
Office Equipment | Maximum
PROPERTY AND EQUIPMENT, NET
Estimated useful life	10 years
Office Equipment | Minimum
PROPERTY AND EQUIPMENT, NET
Estimated useful life	5 years
Production equipment | Maximum
PROPERTY AND EQUIPMENT, NET
Estimated useful life	10 years
Production equipment | Minimum
PROPERTY AND EQUIPMENT, NET
Estimated useful life	5 years
Vehicles
PROPERTY AND EQUIPMENT, NET
Estimated useful life	5 years